Long-Term Payables - Schedule of Long-Term Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Payables [Abstract]
Opening balance	$ 101,301	$ 102,435
Repayment	(6,937)	(1,134)
Closing balance	$ 94,364	$ 101,301